Intangible Assets, Net - Amortization Expense Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2022	May 31, 2021	May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense		$ 700,000	$ 1,800,000
Intangible asset impairment charge	$ 10,000,000.0	0	10,049,000	$ 0
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023		132,000.0
Thereafter		0
Total amortizable intangible assets, net		$ 132,000	$ 1,653,000